INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	$ 394	$ 361
Deferred income tax liabilities, gross	(3,740)	(3,144)
Deferred income tax assets	75	66
Deferred income tax liabilities	(3,421)	(2,849)
Net deferred income tax liabilities	(3,346)	(2,783)	$ (1,538)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	394	361
Net deferred income tax liabilities	394	361	$ 357
Property, plant and equipment and investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(1,702)	(1,374)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(2,115)	(1,761)
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	$ 77	$ (9)